Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Consolidated Statements of Cash Flows [Abstract]
Net (loss)/income	$ (3,655,398)	$ (32,527,871)	$ 640,485
Net (loss)/income from continuing operations	(3,674,604)	(32,521,081)	640,485
Net income/(loss) from discontinued operation	19,206	(6,790)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation and amortization	761,617	645,582	936,518
Amortization of right-of-use assets	410,680	296,047	196,111
(Reversal)/provision of inventory reserve		(12,378)	7,594
Reversal for credit loss	(167)	(1,571)	(4,735)
Impairment of property and equipment		515,892
Deferred tax (benefit)/expense	(530,611)	27,282	(121,774)
Interest expenses, net	257,433	65,692
Share-based compensation		34,227,641
Loss/(gain) on disposal of property and equipment	107,664	2,598	(10,065)
Loss on write-off of property and equipment		574
Gain on disposal of subsidiaries		(4,802,411)
Gain on deregistration of subsidiaries		(387,847)	(79,202)
Gain on derecognition of professional fees payable		(1,112,500)
Changes in operating assets and liabilities:
Accounts receivable	179,471	(137,897)	168,352
Prepaid expenses and other current assets	80,662	(772,207)	176,032
Advance to suppliers		2,941	714,807
Inventories	7,371	130,560	17,671
Amounts due from related parties		16,595
Accounts payable	(173,367)	(3,655)	(265,400)
Contract liabilities	(51,253)	(530,031)	(2,998,624)
Accrued expenses and other current liabilities	(405,603)	(1,074,632)	(345,647)
Operating lease liabilities	(377,896)	(207,242)	(189,068)
Amounts due to related parties	4,289	(212,981)	(356,127)
Net cash used in operating activities from continuing operations	(3,404,314)	(5,845,029)	(1,513,072)
Net cash used in operating activities from discontinued operations	(19,467)	(641,425)
Net cash used in operating activities	(3,423,781)	(6,486,454)	(1,513,072)
Cash flows from investing activities:
Purchase of short-term investment		(1,386,136)
Redemption of short-term investment	1,437,859
Purchases of property and equipment	(11,432)	(507,969)	(288,702)
Proceeds from disposal of property and equipment	253,061	6,733	63,670
Cash received from reverse recapitalization			317,722
Purchases of intangible assets			(2,596,313)
Loan provided to a third party	(450,000)
Net cash proceeds obtained from disposal of subsidiaries		2,829,173
Cash reduced due to the deregistration of subsidiaries		(142)
Net cash provided by/(used in) investing activities from continuing operations	1,229,488	941,659	(2,503,623)
Net cash used in investing activities from discontinued operation	641,684	(10,293)
Net cash provided by/(used in) investing activities	1,871,172	931,366	(2,503,623)
Cash flows from financing activities:
Payments of listing fees			(1,467,890)
Proceeds from registered direct offering	4,509,993
Loans received from related parties	441,249	4,547,446	2,159,229
Repayments of loans from related parties	(1,785,259)		877,676
Repayments of loans to related parties		(3,048,110)	(1,384,121)
Proceeds from long-term loans			1,376,046
Proceeds from shareholder contributions	1,393,174	3,345,657
Net cash provided by financing activities from continuing operations	4,559,157	4,844,993	1,560,940
Net cash (used in)/provided by financing activities from discontinued operations	76,901	277,227
Net cash provided by financing activities	4,636,058	5,122,220	1,560,940
Effect of foreign currency translation	(252,078)	(32,207)	12,859
Net increase/(decrease) in cash and cash equivalents:	2,831,371	(465,075)	(2,442,896)
Cash and cash equivalents at beginning of year	283,024	748,099	3,190,995
Cash and cash equivalents at end of year	3,114,395	283,024	748,099
Less: cash of discontinued operation at the end of year		19,040
Cash and cash equivalents of continuing operations at end of year	3,114,395	263,984	748,099
Supplemental disclosure of cash flow information
Income tax paid			14,278
Interest paid	41,210	121,024	49,371
Supplemental disclosure of non-cash flow information:
Lease liabilities arising from obtaining right-of-use assets	74,726	1,724,937	39,420
Obtaining property and equipment as shareholder’s contribution		611,188
Earnout shares		2,000
Purchase of property and equipment included in amounts due to related parties	$ 400,343